Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	390,000,000	390,000,000	390,000,000
Ordinary shares, shares issued (in Shares)	2,930,233	2,930,233	5,750,000
Ordinary shares, shares outstanding (in Shares)	2,930,233	2,930,233	5,750,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	390,000,000	390,000,000	390,000,000
Ordinary shares, shares issued (in Shares)	458,000	458,000	458,000
Ordinary shares, shares outstanding (in Shares)	458,000	458,000	458,000
Preference Shares
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	1,437,500	1,437,500	1,437,500
Ordinary shares, shares outstanding (in Shares)	1,437,500	1,437,500	1,437,500